Note 24 - Reportable Business Segments - Components of Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Sales	$ 3,626,570	$ 3,757,054
Gross margin	640,927	695,971
Administrative expenses	194,699	168,433
Selling and marketing expenses	233,040	226,308
Depreciation of property, plant and equipment	4,115	6,579
Amortization of intangible assets	16,699	15,941
Other operating expenses	74,684	62,117
Profit (loss) from operations	117,690	216,593
Finance costs	(55,972)	(78,077)
Change in fair value of derivative instruments and other	474,356	374,791
Other income	3,174	807
Provision for income taxes	(20,674)	(43,231)
Profit for the year	518,574	470,883
Capital expenditures	35,776	26,389
Goodwill	300,673	289,201
Total assets	1,646,809	1,237,955
Total liabilities	1,416,066	1,387,281
Consumer division [member]
Statement Line Items [Line Items]
Sales	2,235,093	2,083,833
Gross margin	487,591	512,919
Administrative expenses	157,513	129,882
Selling and marketing expenses	157,997	142,883
Depreciation of property, plant and equipment	3,775	6,259
Amortization of intangible assets	12,707	13,637
Other operating expenses	69,884	51,914
Profit (loss) from operations	85,715	168,344
Finance costs
Change in fair value of derivative instruments and other
Other income
Provision for income taxes
Profit for the year
Capital expenditures	32,252	17,681
Goodwill	147,252	146,669
Total assets	1,180,741	712,899
Total liabilities	875,587	1,214,561
Commercial division [member]
Statement Line Items [Line Items]
Sales	1,391,477	1,673,221
Gross margin	153,336	183,052
Administrative expenses	37,186	38,551
Selling and marketing expenses	75,043	83,425
Depreciation of property, plant and equipment	340	320
Amortization of intangible assets	3,992	2,304
Other operating expenses	4,800	10,203
Profit (loss) from operations	31,975	48,249
Finance costs
Change in fair value of derivative instruments and other
Other income
Provision for income taxes
Profit for the year
Capital expenditures	3,524	8,708
Goodwill	153,421	142,532
Total assets	466,068	525,056
Total liabilities	$ 540,479	$ 172,720